SUBSEQUENT EVENTS - (Details) - USD ($)	Apr. 01, 2023	Feb. 08, 2023	Jan. 13, 2023	Dec. 31, 2022
TriSalus | Merger Agreement
SUBSEQUENT EVENTS
Deposited in trust account				$ 78,136
Extension Note
SUBSEQUENT EVENTS
Debt drawn amount				$ 78,136
Subsequent Events | TriSalus | Merger Agreement
SUBSEQUENT EVENTS
Deposited in trust account	$ 39,068
Subsequent Events | Convertible Promissory Note
SUBSEQUENT EVENTS
Debt drawn amount			$ 159,000
Subsequent Events | 2022 Promissory Note III
SUBSEQUENT EVENTS
Debt drawn amount		$ 200,000	$ 215,222
Subsequent Events | Extension Note
SUBSEQUENT EVENTS
Debt drawn amount	$ 39,068